Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE TABLE
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)	Net Income (in millions)(5)	Earnings Per Share(6)
2022	$2,768,416	$1,744,451	$938,039	$646,504	$130	$105	$89.8	$5.07
2021	$2,836,970	$6,130,154	$953,892	$1,914,113	$157	$95	$83.5	$4.75
2020	$2,588,107	$4,274,658	$994,090	$1,515,588	$115	$83	$71.5	$4.28

ADJUSTMENTS TO TOTAL COMPENSATION TO DETERMINE CAP TO PEO
Year	Reported Summary Compensation Table Total	Subtract: Value in Stock Awards Column of the Summary Compensation Table(a)	Add: Reconciled Value of Equity Awards to PEO(b)	CAP to PEO(c)
2022	$2,768,416	$1,209,353	$185,388	$1,744,451
2021	$2,836,970	$1,122,109	$4,415,293	$6,130,154
2020	$2,588,107	$1,053,668	$2,740,219	$4,274,658

ADJUSTMENTS TO TOTAL COMPENSATION TO DETERMINE CAP TO NON-PEO NEOs
Year	Average Reported Summary Compensation Table Total	Subtract: Average Value in Stock Awards Column of the Summary Compensation Table(a)	Subtract: Average Value in Change in Pension Value and NQDC Earnings Column of Summary Compensation Table(b)	Add: Average Reconciled Value of Equity Awards to Non-PEO NEOs(c)	Average CAP to Non-PEO NEOs(d)
2022	$938,039	$345,812	$—	$54,277	$646,504
2021	$953,892	$325,291	$—	$1,285,512	$1,914,113
2020	$994,090	$298,510	$11,046	$831,054	$1,515,588

EQUITY RECONCILIATION FOR CAP TO PEO AND NON-PEO NEOs
	PEO				Non-PEO NEOs
Year	Year End Fair Value of Equity Awards Granted in the Year	Year Over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments	Year End Fair Value of Equity Awards Granted in the Year	Year Over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2022	$908,038	$(97,810)	$(624,840)	$185,388	$259,652	$(28,354)	$(177,021)	$54,277
2021	$1,868,236	$1,685,102	$861,955	$4,415,293	$541,588	$477,399	$266,525	$1,285,512
2020	$1,524,020	$579,606	$636,593	$2,740,219	$431,763	$179,219	$220,072	$831,054

PEO Total Compensation Amount	$ 2,768,416	$ 2,836,970	$ 2,588,107
PEO Actually Paid Compensation Amount	1,744,451	6,130,154	4,274,658
Non-PEO NEO Average Total Compensation Amount	938,039	953,892	994,090
Non-PEO NEO Average Compensation Actually Paid Amount	$ 646,504	1,914,113	1,515,588
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graphs demonstrate the relationship between CAP and TSR, CAP and Net Income, and CAP and EPS, in each case, to our CEO and to the average of the Non-PEO NEOs.
Relationship Between CAP vs. TSR

Compensation Actually Paid vs. Net Income [Text Block]
Tabular List [Table Text Block]

Tabular List of the Most Important Financial Performance Measures Used to Link CAP to NEOs for the Most Recently Completed Fiscal Year to Company Performance
•	Earnings Per Share
•	Growth in Long-Term Earnings (calculated as total expenditures as a percent of total capitalization)
•	Average Return on Equity (ROE)

Total Shareholder Return Amount	$ 130	157	115
Peer Group Total Shareholder Return Amount	105	95	83
Net Income (Loss)	$ 89,800,000	$ 83,500,000	$ 71,500,000
PEO Name	Mr. Householder
Additional 402(v) Disclosure [Text Block]	Total compensation for Mr. Householder and, on average, the four other NEOs as reported in the Summary Compensation Table for 2022, 2021, and 2020, as applicable. Mr. Householder has served as President and Chief Executive Officer of the Company since 2019. The four other NEOs are as follows: Ms. Cooper and Messrs. Moriarty, Sylvester and Webber.Compensation Actually Paid reflects the total compensation as reported in the Summary Compensation Table for the NEOs adjusted in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Householder's total compensation for 2022, 2021, and 2020, as applicable, to determine Compensation Actually Paid: Represents the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The amounts deducted or added (as applicable) in calculating the equity award adjustments for each applicable year are provided in the Equity Reconciliation for CAP to NEOs Table below. There is no compensation that needs to be included for equity awards granted and vested in the same year, equity awards that failed to meet vesting conditions in the year ended, or dividends or other earnings paid on equity awards not otherwise reflected in total compensation for Mr. Householder. No values are shown for pension benefit adjustments because (i) there are no service costs for services rendered during the applicable years because the Pension Plan was frozen prior to the applicable years and formally terminated in 2021, and (ii) there are no prior service costs because no additional benefits were granted in a plan amendment during the applicable years. Mr. Householder did not participate in the Pension Plan. None of the NEOs participate in the Company’s non-qualified Pension SERP Plan.Represents the grant date fair value of equity awards, on average, reported in the “Stock Awards” column for Ms. Cooper and Messrs. Moriarty, Sylvester and Webber in the Summary Compensation Table for the applicable year. None of the NEOs participated in the Pension Plan except for Ms. Cooper, who received a lump sum payout at termination of the Pension Plan in 2021 which was actuarially equivalent to Ms. Cooper's full vested accrued benefit in the Pension Plan. Ms. Cooper’s change in accumulated benefits under the Pension Plan for 2020 is reported in the applicable row of the Summary Compensation Table and is included in the average adjustments to total compensation for calculating CAP to the non-PEO NEOs. None of the NEOs participate in the Company’s non-qualified Pension SERP Plan. The amounts deducted or added (as applicable) in calculating the equity award adjustments for each applicable year are provided in the Equity Reconciliation for CAP to Non-PEO NEOs Table below. There is no compensation that needs to be included for equity awards granted and vested in the same year, equity awards that failed to meet vesting conditions in the year ended, or dividends or other earnings paid on equity awards not otherwise reflected in total compensation for the NEOs. No values are shown for pension benefit adjustments because (i) there are no service costs for services rendered during the applicable years because the Pension Plan was frozen prior to the applicable years and formally terminated in 2021, and (ii) there are no prior service costs because no additional benefits were granted in a plan amendment during the applicable years.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]	Relationship Between CAP vs. Earnings Per Share (Basic)
Other Performance Measure Amount | $ / shares	5.07	4.75	4.28
PEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
PEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Growth in Long-Term Earnings (calculated as total expenditures as a percent of total capitalization)
PEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Average Return on Equity (ROE)
PEO [Member] | Value In Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,209,353	$ 1,122,109	$ 1,053,668
PEO [Member] | Reconciled value of equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	185,388	4,415,293	2,740,219
Non-PEO NEO [Member] | Subtract: Average Value in Stock Awards Column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	345,812	325,291	298,510
Non-PEO NEO [Member] | Subtract: Average Value in Change in Pension Value and NQDC Earnings Column of Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	11,046
Non-PEO NEO [Member] | Add: Average Reconciled Value of Equity Awards to Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 54,277	$ 1,285,512	$ 831,054